Loss per Share - Schedule of Computation of diluted Shares Outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Common Class A [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Total	17,989,017	112,097,323	109,435,030
Common Class A [Member] | RSUs [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Total	10,678,818	0	0
Common Class A [Member] | RSAs [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Total	0	0	62,345
Common Class A [Member] | Stock Options [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Total	7,310,199	8,546,017	5,821,379
Common Class A [Member] | Convertible Preferred Stock [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Total	0	103,070,786	103,070,786
Common Class A [Member] | Warrant [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Total	0	480,520	480,520
Common Class B [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Total	0	0	1,928,500
Common Class B [Member] | RSUs [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Total	0	0	0
Common Class B [Member] | RSAs [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Total	0	0	1,928,500
Common Class B [Member] | Stock Options [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Total	0	0	0
Common Class B [Member] | Convertible Preferred Stock [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Total	0	0	0
Common Class B [Member] | Warrant [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Total	0	0	0